Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of other liabilities
The other liabilities as of December 31, 2019 and 2018 are as follows:

	Notes	December 31, 2019	December 31, 2018

Derivative instruments	27,28	$1,289	$(129)
Deferred Revenue		55,256	71,649
Other		14	587

Total		$56,559	$72,107

Current		$5,110	$3,861
Non-current		51,449	68,246

Total		$56,559	$72,107

(1)
Corresponds mainly to deferred profits from sales and subsequent leases prior to January 1, 2019 which, prior to the implementation of IFRS 16, were deferred during the term of the financial lease contract.